FLAC Merger and Capital Reorganization - Additional Information (Details) € / shares in Units, € in Thousands			12 Months Ended
	Nov. 22, 2022 EUR (€) € / shares shares	Jan. 07, 2021 EUR (€)	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 € / shares	Dec. 31, 2020 € / shares	Nov. 22, 2022 $ / shares shares	Jun. 30, 2022 € / shares	Jul. 31, 2021 shares	Apr. 09, 2020 shares	Dec. 31, 2019 € / shares
Disclosure Of Business Combinations [Line Items]
Date of entity incorporation			Jun. 30, 2022
Increase (decrease) in share capital	€ 4,200
Increase (decrease) in share premium	€ 4,200
Par value per share | € / shares	€ 0.01		€ 0.12	€ 0.01	€ 0.01		€ 0.12			€ 0.01
Share listing expense			€ 60,600
Proceeds from issuing equity securities		€ 160,000
Exchange ratio			2.13	2.13	2.13
Number of ordinary share convert from each warrant | shares	1		1			1
Public Warrants
Disclosure Of Business Combinations [Line Items]
Par value per share | € / shares			€ 0.12
Number of warrants outstanding | shares	4,600,000		4,600,000			4,600,000
Private Placement Warrants
Disclosure Of Business Combinations [Line Items]
Par value per share | € / shares			€ 0.12
Number of warrants outstanding | shares	167,000		167,000			167,000
Class A Ordinary Shares
Disclosure Of Business Combinations [Line Items]
Par value per share | $ / shares						$ 0.0001
Ordinary Shares
Disclosure Of Business Combinations [Line Items]
Par value per share | € / shares	€ 0.12		€ 2.48
Number of shares issued | shares								285,714
Ordinary Shares | Business Combination Agreement
Disclosure Of Business Combinations [Line Items]
Number of shares exchanged | shares	17,016,872					17,016,872
Par value per share before exchange | € / shares	€ 0.01
Increase (decrease) in share capital	€ 4,200
Increase (decrease) in share premium	€ 4,200
Number of shares issued upon exchange | shares	36,258,312					36,258,312
Par value per share | € / shares	€ 0.12
Exchange ratio	2.13		2.13
Long Term Incentive Plan | Earnout Shares
Disclosure Of Business Combinations [Line Items]
Potential number of shares to be issued | shares	1,886,137					1,886,137
Amgen and MTPC | Ordinary Shares
Disclosure Of Business Combinations [Line Items]
Number of shares issued | shares	8,656,330					8,656,330			8,656,330
Participating Optionholders | Earnout Shares
Disclosure Of Business Combinations [Line Items]
Potential number of shares to be issued | shares	160,778					160,778
Participating Shareholders | Earnout Shares
Disclosure Of Business Combinations [Line Items]
Potential number of shares to be issued | shares	1,725,358					1,725,358
PIPE Investors | Ordinary Shares
Disclosure Of Business Combinations [Line Items]
Increase (decrease) in share capital	€ 2,800
Increase (decrease) in share premium	225,500
Proceeds from issuing equity securities	228,300
FLAC Shareholders and PIPE Investors
Disclosure Of Business Combinations [Line Items]
Incremental transaction costs related to share issue	2,500
FLAC
Disclosure Of Business Combinations [Line Items]
Date of entity incorporation			Oct. 07, 2020
Initial public offering completion date			Dec. 11, 2020
Closing date of business combination			Nov. 22, 2022
Share listing expense	€ 60,600
Fair value of shares price | $ / shares						$ 9.87